DIVIDENDS - Narrative (Details)	Mar. 28, 2024 $ / shares	Dec. 29, 2023 $ / shares	Dec. 29, 2023 £ / shares	Sep. 29, 2023 $ / shares	Sep. 29, 2023 £ / shares	Jun. 30, 2023 $ / shares	Jun. 30, 2023 £ / shares	Mar. 28, 2023 $ / shares	Mar. 28, 2023 £ / shares	Dec. 28, 2022 $ / shares	Dec. 28, 2022 £ / shares	Sep. 26, 2022 $ / shares	Sep. 26, 2022 £ / shares	Jun. 30, 2022 $ / shares	Jun. 30, 2022 £ / shares	Mar. 28, 2022 $ / shares	Mar. 28, 2022 £ / shares	Dec. 17, 2021 $ / shares	Dec. 17, 2021 £ / shares	Sep. 24, 2021 $ / shares	Sep. 24, 2021 £ / shares	Jun. 24, 2021 $ / shares	Jun. 24, 2021 £ / shares	Mar. 26, 2021 $ / shares	Mar. 26, 2021 £ / shares	Mar. 19, 2024 $ / shares
Dividends [Line Items]
Dividend per share (in USD per share) | (per share)		$ 0.8750	£ 0.6840	$ 0.8750	£ 0.7040	$ 0.8750	£ 0.6860	$ 0.8750	£ 0.7220	$ 0.8500	£ 0.6900	$ 0.8500	£ 0.7320	$ 0.8500	£ 0.6860	$ 0.8500	£ 0.6500	$ 0.8000	£ 0.5980	$ 0.8000	£ 0.5760	$ 0.8000	£ 0.5620	$ 0.8000	£ 0.5700
Forecast
Dividends [Line Items]
Recommended dividend amount (in USD per share)																										$ 0.29
Major ordinary share transactions
Dividends [Line Items]
Dividend per share (in USD per share)	$ 0.8750